AXA PREMIER VIP TRUST – MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

SUPPLEMENT DATED JULY 1, 2011 TO THE PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus, as supplemented, of the AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about a portfolio manager addition for the Multimanager International Equity Portfolio (the “Portfolio”).

*****

Rachel Aguirre has been added as a portfolio manager to one of the allocated portions of the Portfolio advised by BlackRock Investment Management, LLC (“BlackRock”).

*****

The following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: BlackRock Investment Management, LLC – Portfolio Managers”:

Name	Title	Date Began Managing a Portion of the Portfolio
Christopher Bliss, CFA, CPA	Managing Director and Portfolio Manager	May 2011
Jennifer Hsui, CFA	Managing Director and Portfolio Manager	May 2011
Creighton Jue, CFA	Managing Director and Portfolio Manager	May 2011
Edward Corallo	Managing Director and Portfolio Manager	May 2010
Rachel Aguirre	Vice President and Portfolio Manager	July 2011

*****

The following information is added to the section entitled “More Information About the Manager and Sub-Advisers – Multimanager International Equity Portfolio – BlackRock Investment Management, LLC”:

Rachel Aguirre

Rachel Aguirre, Vice President and Portfolio Manager with BlackRock, is responsible for managing a broad range of international equity portfolios in the Institutional Indexing Group. She has been with the firm as a portfolio manager since 2009. From 2006 to 2009 she was a Portfolio Manager in the Index Equity Group, and prior to 2006 she was a portfolio manager and strategist in Barclays Global Investors’ Fixed Income Group.